LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

DATED MAY 1, 2012 OF

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

CLASS I AND CLASS II

The following is added to the end of the section labeled “Performance” in the fund’s Summary Prospectus and Prospectus:

Effective on or about June 1, 2012, the fund’s primary benchmark will be the Russell 1000 Value Index.